Defined benefit plans (Detail 4.1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	$ (331)
At the end of the year	(114)	$ (331)
Major plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(219)
Remeasurement of defined benefit obligation	5,891	(846)
Past service cost related to plan amendments	0	(4)
Return on plan assets excluding interest income	(4,782)	2,639
Asset ceiling effect excluding interest expense and foreign currency translation	(1,189)	(1,821)
At the end of the year	(14)	(219)
Major plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	33,242	33,795
Current service cost	420	500
Interest expense	446	147
Plan participant contributions	257	266
Remeasurement of defined benefit obligation	(5,891)	846
of which: actuarial (gains) / losses due to changes in demographic assumptions	(2)	69
of which: actuarial (gains) / losses due to changes in financial assumptions	(6,520)	(759)
of which: experience (gains) / losses	631	1,535
Past service cost related to plan amendments	0	4
Curtailments	(20)	(80)
Benefit payments	(1,687)	(1,357)
Other movements	(5)	1
Foreign currency translation	(949)	(880)
At the end of the year	25,813	33,242
Major plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	39,601	38,100
Plan participant contributions	257	266
Benefit payments	(1,687)	(1,357)
Other movements	(2)	1
Return on plan assets excluding interest income	(4,782)	2,639
Interest income	586	159
Employer contributions	706	779
Administration expenses, taxes and premiums paid	(16)	(17)
Foreign currency translation	(1,017)	(969)
At the end of the year	33,646	39,601
Major plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	6,577	4,862
Interest expense on asset ceiling effect	135	15
Asset ceiling effect excluding interest expense and foreign currency translation	1,189	1,821
Foreign currency translation	(54)	(121)
At the end of the year	7,848	6,577
Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	0
Remeasurement of defined benefit obligation	4,151	(837)
Past service cost related to plan amendments	0	0
Return on plan assets excluding interest income	(3,248)	2,322
Asset ceiling effect excluding interest expense and foreign currency translation	(1,189)	(1,821)
At the end of the year	0	0
Swiss pension plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	27,398	27,728
Current service cost	416	494
Interest expense	344	58
Plan participant contributions	257	266
Remeasurement of defined benefit obligation	(4,151)	837
of which: actuarial (gains) / losses due to changes in demographic assumptions	3	51
of which: actuarial (gains) / losses due to changes in financial assumptions	(4,666)	(678)
of which: experience (gains) / losses	512	1,464
Past service cost related to plan amendments	0	0
Curtailments	(20)	(80)
Benefit payments	(1,454)	(1,097)
Other movements	(5)	0
Foreign currency translation	(513)	(809)
At the end of the year	22,272	27,398
Swiss pension plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	33,975	32,590
Plan participant contributions	257	266
Benefit payments	(1,454)	(1,097)
Other movements	(2)	0
Return on plan assets excluding interest income	(3,248)	2,322
Interest income	485	74
Employer contributions	685	763
Administration expenses, taxes and premiums paid	(12)	(13)
Foreign currency translation	(567)	(930)
At the end of the year	30,119	33,975
Swiss pension plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	6,577	4,862
Interest expense on asset ceiling effect	135	15
Asset ceiling effect excluding interest expense and foreign currency translation	1,189	1,821
Foreign currency translation	(54)	(121)
At the end of the year	7,848	6,577
UK pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	192
Remeasurement of defined benefit obligation	1,474	(71)
Past service cost related to plan amendments	0	0
Return on plan assets excluding interest income	(1,312)	277
Employer contributions	5
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
At the end of the year	321	192
UK pension plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	4,105	4,162
Current service cost	0	0
Interest expense	67	58
Plan participant contributions	0	0
Remeasurement of defined benefit obligation	(1,474)	71
of which: actuarial (gains) / losses due to changes in demographic assumptions	(6)	14
of which: actuarial (gains) / losses due to changes in financial assumptions	(1,575)	(3)
of which: experience (gains) / losses	107	59
Past service cost related to plan amendments	0	0
Curtailments	0	0
Benefit payments	(123)	(148)
Other movements	0	0
Foreign currency translation	(408)	(38)
At the end of the year	2,166	4,105
UK pension plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	4,297	4,149
Plan participant contributions	0	0
Benefit payments	(123)	(148)
Other movements	0	0
Return on plan assets excluding interest income	(1,312)	277
Interest income	70	58
Employer contributions	5	0
Administration expenses, taxes and premiums paid	0	0
Foreign currency translation	(450)	(39)
At the end of the year	2,488	4,297
UK pension plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	0	0
Interest expense on asset ceiling effect	0	0
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Foreign currency translation	0	0
At the end of the year	0	0
US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(411)
Remeasurement of defined benefit obligation	267	62
Past service cost related to plan amendments	0	(4)
Return on plan assets excluding interest income	(223)	40
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
At the end of the year	(335)	(411)
US and German pension plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	1,740	1,905
Current service cost	5	6
Interest expense	35	30
Plan participant contributions	0	0
Remeasurement of defined benefit obligation	(267)	(62)
of which: actuarial (gains) / losses due to changes in demographic assumptions	1	4
of which: actuarial (gains) / losses due to changes in financial assumptions	(279)	(78)
of which: experience (gains) / losses	11	12
Past service cost related to plan amendments	0	4
Curtailments	0	0
Benefit payments	(111)	(112)
Other movements	0	1
Foreign currency translation	(28)	(33)
At the end of the year	1,375	1,740
US and German pension plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	1,329	1,360
Plan participant contributions	0	0
Benefit payments	(111)	(112)
Other movements	0	1
Return on plan assets excluding interest income	(223)	40
Interest income	31	26
Employer contributions	16	16
Administration expenses, taxes and premiums paid	(3)	(4)
Foreign currency translation	0	0
At the end of the year	1,039	1,329
US and German pension plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	0	0
Interest expense on asset ceiling effect	0	0
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Foreign currency translation	0	0
At the end of the year	0	0
Remaining plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(112)
At the end of the year	(100)	(112)
UBS AG
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(315)
At the end of the year	(94)	(315)
UBS AG | Major plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(219)
Remeasurement of defined benefit obligation	4,165	(498)
Past service cost related to plan amendments	0	(4)
Return on plan assets excluding interest income	(3,476)	1,637
Asset ceiling effect excluding interest expense and foreign currency translation	(656)	(1,037)
At the end of the year	(14)	(219)
UBS AG | Major plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	21,324	21,686
Current service cost	244	291
Interest expense	297	122
Plan participant contributions	154	161
Remeasurement of defined benefit obligation	(4,165)	498
of which: actuarial (gains) / losses due to changes in demographic assumptions	(3)	45
of which: actuarial (gains) / losses due to changes in financial assumptions	(4,506)	(466)
of which: experience (gains) / losses	344	919
Past service cost related to plan amendments	0	4
Curtailments	(13)	(49)
Benefit payments	(1,030)	(862)
Other movements	(5)	1
Foreign currency translation	(727)	(527)
At the end of the year	16,080	21,324
UBS AG | Major plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	24,821	23,867
Plan participant contributions	154	161
Benefit payments	(1,030)	(862)
Other movements	(1)	1
Return on plan assets excluding interest income	(3,476)	1,637
Interest income	376	127
Employer contributions	422	466
Administration expenses, taxes and premiums paid	(11)	(11)
Foreign currency translation	(772)	(563)
At the end of the year	20,484	24,821
UBS AG | Major plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	3,716	2,739
Interest expense on asset ceiling effect	77	8
Asset ceiling effect excluding interest expense and foreign currency translation	656	1,037
Foreign currency translation	(31)	(68)
At the end of the year	4,418	3,716
UBS AG | Swiss pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	0
Remeasurement of defined benefit obligation	2,424	(490)
Past service cost related to plan amendments	0	0
Return on plan assets excluding interest income	(1,942)	1,319
Asset ceiling effect excluding interest expense and foreign currency translation	(656)	(1,037)
At the end of the year	0	0
UBS AG | Swiss pension plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	15,480	15,619
Current service cost	240	285
Interest expense	195	33
Plan participant contributions	154	161
Remeasurement of defined benefit obligation	(2,424)	490
of which: actuarial (gains) / losses due to changes in demographic assumptions	2	26
of which: actuarial (gains) / losses due to changes in financial assumptions	(2,653)	(385)
of which: experience (gains) / losses	226	848
Past service cost related to plan amendments	0	0
Curtailments	(13)	(49)
Benefit payments	(796)	(602)
Other movements	(5)	0
Foreign currency translation	(291)	(456)
At the end of the year	12,539	15,480
UBS AG | Swiss pension plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	19,196	18,358
Plan participant contributions	154	161
Benefit payments	(796)	(602)
Other movements	(1)	0
Return on plan assets excluding interest income	(1,942)	1,319
Interest income	274	42
Employer contributions	401	450
Administration expenses, taxes and premiums paid	(7)	(8)
Foreign currency translation	(322)	(524)
At the end of the year	16,957	19,196
UBS AG | Swiss pension plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	3,716	2,739
Interest expense on asset ceiling effect	77	8
Asset ceiling effect excluding interest expense and foreign currency translation	656	1,037
Foreign currency translation	(31)	(68)
At the end of the year	4,418	3,716
UBS AG | UK pension plan
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	192
Remeasurement of defined benefit obligation	1,474	(71)
Past service cost related to plan amendments	0	0
Return on plan assets excluding interest income	(1,312)	277
Employer contributions	5
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
At the end of the year	321	192
UBS AG | UK pension plan | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	4,105	4,162
Current service cost	0	0
Interest expense	67	58
Plan participant contributions	0	0
Remeasurement of defined benefit obligation	(1,474)	71
of which: actuarial (gains) / losses due to changes in demographic assumptions	(6)	14
of which: actuarial (gains) / losses due to changes in financial assumptions	(1,575)	(3)
of which: experience (gains) / losses	107	59
Past service cost related to plan amendments	0	0
Curtailments	0	0
Benefit payments	(123)	(148)
Other movements	0	0
Foreign currency translation	(408)	(38)
At the end of the year	2,166	4,105
UBS AG | UK pension plan | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	4,297	4,149
Plan participant contributions	0	0
Benefit payments	(123)	(148)
Other movements	0	0
Return on plan assets excluding interest income	(1,312)	277
Interest income	70	58
Employer contributions	5	0
Administration expenses, taxes and premiums paid	0	0
Foreign currency translation	(450)	(39)
At the end of the year	2,488	4,297
UBS AG | UK pension plan | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	0	0
Interest expense on asset ceiling effect	0	0
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Foreign currency translation	0	0
At the end of the year	0	0
UBS AG | US and German pension plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(411)
Remeasurement of defined benefit obligation	267	62
Past service cost related to plan amendments	0	(4)
Return on plan assets excluding interest income	(223)	40
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
At the end of the year	(335)	(411)
UBS AG | US and German pension plans | Defined benefit obligation
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	1,740	1,905
Current service cost	5	6
Interest expense	35	30
Plan participant contributions	0	0
Remeasurement of defined benefit obligation	(267)	(62)
of which: actuarial (gains) / losses due to changes in demographic assumptions	1	4
of which: actuarial (gains) / losses due to changes in financial assumptions	(279)	(78)
of which: experience (gains) / losses	11	12
Past service cost related to plan amendments	0	4
Curtailments	0	0
Benefit payments	(111)	(112)
Other movements	0	1
Foreign currency translation	(28)	(33)
At the end of the year	1,375	1,740
UBS AG | US and German pension plans | Fair value of plan assets
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	1,329	1,360
Plan participant contributions	0	0
Benefit payments	(111)	(112)
Other movements	0	1
Return on plan assets excluding interest income	(223)	40
Interest income	31	26
Employer contributions	16	16
Administration expenses, taxes and premiums paid	(3)	(4)
Foreign currency translation	0	0
At the end of the year	1,039	1,329
UBS AG | US and German pension plans | Asset ceiling effect
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	0	0
Interest expense on asset ceiling effect	0	0
Asset ceiling effect excluding interest expense and foreign currency translation	0	0
Foreign currency translation	0	0
At the end of the year	0	0
UBS AG | Remaining plans
Disclosure Of Net Defined Benefit Liability Asset [Table]
At the beginning of the year	(96)
At the end of the year	$ (80)	$ (96)